5. REVENUE RECOGNITION (Sept 2019 Note) (Details Narrative)	3 Months Ended
Sep. 30, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning balance	$ 450,192
Revenue recognized in current period	216,671
Contract liabilities, ending balance	$ 513,623